UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09-30-2011
                                               ----------

Check here if Amendment | |;      Amendment Number:
This Amendment (Check only one.): | | is a restatement.
                                  |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     NorthRoad Capital Management, LLC
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Address:  530 Fifth Avenue, 3rd Floor
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          New York, NY 10036
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Form 13F File Number: 28-10409
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin S. Aarons
          ----------------------------------------------------------------------
Title:    Chief Operating Officer
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Phone:    (212) 302-9500
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Kevin S. Aarons                 New York, NY                      10-13-2011
--------------------------------    -------------                     ----------
           [Signature]              [City, State]                       [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 53
                                        -------------------

Form 13F Information Table Value Total: $258,226
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

NORTHROAD CAPITAL MANAGEMENT
13F WORKSHEET
QUARTER ENDED 9/30/11

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
           ITEM 1:            ITEM 2:        ITEM 3:      ITEM 4:      ITEM 5:         ITEM 6:                       ITEM 8:
       NAME OF ISSUER     TITLE OF CLASS  CUSIP NUMBER  MARKET VALUE   SHARES   INVESTMENT DISCRETION            VOTING AUTHORITY
                                                         ($ 000'S)              SOLE   SHARED   OTHER       SOLE      SHARED   OTHER
3M CO COM                     COMMON        88579Y101          1,295      18,033   X                      12,442      5,591
ACCENTURE LTD SHS CL          COMMON        G1151C101          1,354      25,698   X                      17,534      8,164
AKZO NOBEL N V ADR SP         FOREIGN       010199305          5,051     112,956   X                      47,747     65,209
ALLIANZ AKTIENEGESELLS        FOREIGN       018805101          4,242     446,189   X                     190,332    255,857
AXA ADR SPONSORED             FOREIGN       054536107          4,050     304,919   X                     139,174    165,745
BANCO SANTANDER CENT          FOREIGN       05964H105          4,660     579,582   X                     266,286    313,296
BHP LIMITED SPONSORED ADR     FOREIGN       088606108          6,280      94,525   X                      43,288     51,237
CANON INC ADR                 FOREIGN       138006309          9,513     210,193   X                      95,645    114,548
CARREFOUR SA                  FOREIGN       144430105          3,044     664,374   X                     298,991    365,383
CISCO SYSTEMS                 COMMON        17275R102          1,076      69,427   X                      47,110     22,317
C.R. BARD INC                 COMMON        067383109         996.52      11,384   X                       7,892      3,492
CRH PLC ADR                   FOREIGN       12626K203          5,440     350,735   X                     116,516    234,219
DIAGEO PLC ADR SPONSO         FOREIGN       25243Q205          9,971     131,322   X                      73,984     57,338
ENI S P A ADR SPONSOR         FOREIGN       26874R108          6,938     197,508   X                      89,316    108,192
ERICSSON L M TEL CO A         FOREIGN       294821608          4,355     456,006   X                     211,864    244,142
FRANCE TELECOM ADR SP         FOREIGN       35177Q105          6,647     406,063   X                     185,263    220,800
GIVAUDAN                      FOREIGN       37636P108          6,233     398,164   X                     178,896    219,268
GLAXOSMITHKPLC ADR SP         FOREIGN       37733W105          9,038     218,897   X                     101,387    117,510
HSBC HLDGS PLC ADR SP         FOREIGN       404280406          6,702     176,195   X                      82,022     94,173
I B M                         COMMON        459200101          1,495       8,552   X                       5,849      2,703
IMPERIAL TOBACCO              COMMON        453142101          7,477     110,386   X                      53,475     56,911
ISHARES TR MSCIE EAFE         FOREIGN       464287465            260       5,452   X                           -      5,452
JP MORGAN CHASE               COMMON        46625H100            706      23,438   X                      15,953      7,485
JACOBS ENGINEERING GROUP      COMMON        469814107            866      26,817   X                      18,237      8,580
JOHNSON & JOHNSON             COMMON        478160104          1,370      21,516   X                      14,672      6,844
KAO CORP SPNS ADR             FOREIGN       485537302          8,585     305,793   X                     141,251    164,542
MEDTRONIC INC COM             COMMON        585055106            901      27,104   X                      18,667      8,437
MICROSOFT                     COMMON        594918104          1,108      44,523   X                      30,688     13,835
MITSUBISHI UFJ FINL G         FOREIGN       606822104          8,728   1,961,384   X                     897,762  1,063,622
NESTLE S A ADR SPON R         FOREIGN       641069406          9,888     179,258   X                      85,224     94,034
NINTENDO CO. LTD ADR          COMMON        654445303          3,663     198,850   X                      80,948    117,902
NORTHERN TRUST CORP           COMMON        665859104            824      23,555   X                      16,030      7,525
NOVARTIS AG SPONSORED         FOREIGN       66987V109         10,093     180,981   X                      82,576     98,405
NTT DOCOMO INC. ADR           FOREIGN       62942M201          5,751     314,969   X                     134,454    180,515
PEPSICO INC                   COMMON        713448108          1,416      22,879   X                      15,810      7,069
PETROLEO BRASILEIRO SA        FOREIGN       71654V408          5,212     232,160   X                     113,662    118,498
PFIZER INC                    COMMON        717081103          1,305      73,800   X                      50,151     23,649
PROCTER & GAMBLE COMP         COMMON        742718109          1,521      24,080   X                      16,575      7,505
REED ELSEVIER PLC             COMMON        758205207          4,941     162,426   X                      68,300     94,126
ROCHE HLDG LTD SPONSO         FOREIGN       771195104          9,317     230,125   X                     103,484    126,641
ROYAL DUTCH SHELL PLC         FOREIGN       780259206          9,257     150,471   X                      70,738     79,733
SANOFI-AVENTIS ADR            FOREIGN       80105N105          9,143     278,750   X                     127,466    151,284
SAP AG ADR SPON               FOREIGN       803054204          5,883     116,220   X                      48,710     67,510
SCHNEIDER ELECTRIC            FOREIGN       80687P106          5,617     515,950   X                     221,214    294,736
SECOM CO. LTD                 FOREIGN       813113206          5,918     486,543   X                     211,183    275,360
SYNGENTA AG ADR SPONS         FOREIGN       87160A100          5,983     115,353   X                      50,210     65,143
TARGET CORP COM               COMMON        87612E106          1,262      25,741   X                      17,776      7,965
TESCO PLC ADR                 FOREIGN       881575302          6,372     360,676   X                     153,459    207,217
TEVA PHARMACEUTICAL           FOREIGN       881624209          4,241     113,935   X                      48,417     65,518
TOTAL FINA ELF S A AD         FOREIGN       89151E109          7,368     167,941   X                      77,406     90,535
UNILEVER PLC ADR SPON         FOREIGN       904767704          9,706     311,174   X                     141,616    169,558
WPP PLC                       FOREIGN       92933H101          4,219      91,622   X                      38,953     52,669
ZIMMER HLDGS INC COM          COMMON        98956P102            941      17,603   X                      12,107      5,496
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